Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
Year ending December 31, 2012	$ 181,484
Year ending December 31, 2013	411,155
Year ending December 31, 2014	443,228
Year ending December 31, 2015	430,579
Year ending December 31, 2016	417,300
Year ending December 31, 2017 and thereafter	971,555
Total	$ 2,855,301